Collaborations, Licensing Arrangements, and Other Asset Acquisitions - Summary of Payments Made Under the Terms of Collaboration and Licensing Arrangements (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Collaborations, Licensing Arrangements, and Other Asset Acquisitions [Abstract]
Initial up-front payments, milestone payments, and other asset acquisitions	¥ 124,878	¥ 676,156	¥ 44,944
Acquisition of shares of collaboration and in-licensing partners	¥ 2,050	¥ 494	¥ 785